CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Income (loss) for the year		R$ (3,141,626)	R$ 437,384		R$ 1,524,997
Other comprehensive income (loss), net of taxes
Gains on foreign currency translation of foreign operations		96,523	(403,475)		(179,426)
Gain (loss) on net investment hedge		87,929	(96,555)		(277,856)
Cash flow hedges – effective portion of changes in fair value		49,292	(121,303)		1,294,639
Cash flow hedges – reclassified to profit or loss		226,290	(26,201)		(1,376,139)
Debt investments measured at FVTOCI - changes in fair value	[1]				178
Items that are or may be reclassified subsequently to profit or loss		460,034	(647,534)		(538,604)
Equity investments measured at FVTOCI - changes in fair value	[1]		26,030		2,384
Actuarial gains on pension and post-employment plans		44,725	130,671		7,121
Items that will not be reclassified to profit or loss		44,725	156,701		9,505
Total comprehensive income (loss), net of taxes		(2,636,867)	(53,449)		995,898
Attributable to
Controlling shareholders		(2,691,426)	(52,127)		961,553
Non-controlling interest		54,559	(1,322)		34,345
BALANCES AT DECEMBER 31, 2021		8,825,623	8,813,534		8,013,421
Monetary correction by Hyperinflation		351,453
Comprehensive income (loss)
Gain on net investment hedge		87,929	(96,555)		(277,856)
Marketable securities at FVTOCI - changes in fair value	[2]		26,030		2,562
Unrealized gains (losses) in cash flow hedge		275,582	(147,504)		(81,500)
Actuarial gains (losses) on pension and post-employment plans		44,725	130,671		7,121
SUB-TOTAL COMPREHENSIVE INCOME (LOSS)		(2,636,867)	(53,449)		995,898
Employee benefits remeasurement - defined benefit
Capital increase through issuance of shares (note 22.1)		5,400,000
Expenses with public exchange offer of shares (note 22.1)		(124,556)
Dividends		(49)	(80)		(4,458)
Share-based payments		7,265	(12,110)		20,551
Acquisition of non-controlling interests	[3]				(105,808)
Acquisition of non-controlling interests			(237,591)	[4]	(106,070)
Marketable securities at FVTOCI - realized gain	[2]
Write-off of put option held by minority shareholders	[5]		315,319
BALANCES AT DECEMBER 31, 2022		11,822,869	8,825,623		8,813,534
Compensation of accumulated losses with capital reserve (note 22.3)
Issued capital [member]
IfrsStatementLineItems [Line Items]
Income (loss) for the year
Other comprehensive income (loss), net of taxes
Gains on foreign currency translation of foreign operations
Attributable to
BALANCES AT DECEMBER 31, 2021		12,460,471	12,460,471		12,460,471
Monetary correction by Hyperinflation
Comprehensive income (loss)
Gain on net investment hedge
Marketable securities at FVTOCI - changes in fair value	[2]
Unrealized gains (losses) in cash flow hedge
Actuarial gains (losses) on pension and post-employment plans
SUB-TOTAL COMPREHENSIVE INCOME (LOSS)
Employee benefits remeasurement - defined benefit
Capital increase through issuance of shares (note 22.1)		500,000
Expenses with public exchange offer of shares (note 22.1)		(124,556)
Dividends
Share-based payments
Acquisition of non-controlling interests	[3]
Acquisition of non-controlling interests				[4]
Marketable securities at FVTOCI - realized gain	[2]
Write-off of put option held by minority shareholders	[5]
BALANCES AT DECEMBER 31, 2022		12,835,915	12,460,471		12,460,471
Compensation of accumulated losses with capital reserve (note 22.3)
Capital reserve [member]
IfrsStatementLineItems [Line Items]
Income (loss) for the year
Other comprehensive income (loss), net of taxes
Gains on foreign currency translation of foreign operations
Attributable to
BALANCES AT DECEMBER 31, 2021		141,834	141,834		141,834
Monetary correction by Hyperinflation
Comprehensive income (loss)
Gain on net investment hedge
Marketable securities at FVTOCI - changes in fair value	[2]
Unrealized gains (losses) in cash flow hedge
Actuarial gains (losses) on pension and post-employment plans
SUB-TOTAL COMPREHENSIVE INCOME (LOSS)
Employee benefits remeasurement - defined benefit
Capital increase through issuance of shares (note 22.1)		4,900,000
Expenses with public exchange offer of shares (note 22.1)
Dividends
Share-based payments
Acquisition of non-controlling interests	[3]
Acquisition of non-controlling interests				[4]
Marketable securities at FVTOCI - realized gain	[2]
Write-off of put option held by minority shareholders	[5]
BALANCES AT DECEMBER 31, 2022		2,338,476	141,834		141,834
Compensation of accumulated losses with capital reserve (note 22.3)		(2,703,358)
Other Equity Transaction [Member]
IfrsStatementLineItems [Line Items]
Income (loss) for the year
Other comprehensive income (loss), net of taxes
Gains on foreign currency translation of foreign operations
Attributable to
BALANCES AT DECEMBER 31, 2021		(67,531)	246		51,011
Monetary correction by Hyperinflation
Comprehensive income (loss)
Gain on net investment hedge
Marketable securities at FVTOCI - changes in fair value	[2]
Unrealized gains (losses) in cash flow hedge
Actuarial gains (losses) on pension and post-employment plans
SUB-TOTAL COMPREHENSIVE INCOME (LOSS)
Employee benefits remeasurement - defined benefit
Dividends
Share-based payments		(10,294)	(8,762)		180
Acquisition of non-controlling interests	[3]				(50,945)
Acquisition of non-controlling interests			(79,673)	[4]
Write-off of put option held by minority shareholders	[5]		20,658
BALANCES AT DECEMBER 31, 2022		(77,825)	(67,531)		246
Treasury shares [member]
IfrsStatementLineItems [Line Items]
Income (loss) for the year
Other comprehensive income (loss), net of taxes
Gains on foreign currency translation of foreign operations
Attributable to
BALANCES AT DECEMBER 31, 2021		(127,286)	(123,938)		(38,239)
Monetary correction by Hyperinflation
Comprehensive income (loss)
Gain on net investment hedge
Marketable securities at FVTOCI - changes in fair value	[2]
Unrealized gains (losses) in cash flow hedge
Actuarial gains (losses) on pension and post-employment plans
SUB-TOTAL COMPREHENSIVE INCOME (LOSS)
Employee benefits remeasurement - defined benefit
Capital increase through issuance of shares (note 22.1)
Expenses with public exchange offer of shares (note 22.1)
Dividends
Share-based payments		17,559	(3,348)		20,371
Acquisition of non-controlling interests	[3]
Acquisition of non-controlling interests				[4]	(106,070)
Marketable securities at FVTOCI - realized gain	[2]
Write-off of put option held by minority shareholders	[5]
BALANCES AT DECEMBER 31, 2022		(109,727)	(127,286)		(123,938)
Compensation of accumulated losses with capital reserve (note 22.3)
Reserve of exchange differences on translation [member]
IfrsStatementLineItems [Line Items]
Income (loss) for the year
Other comprehensive income (loss), net of taxes
Gains on foreign currency translation of foreign operations		49,240	(386,542)		(207,734)
Attributable to
BALANCES AT DECEMBER 31, 2021		(1,162,066)	(678,969)		(193,379)
Monetary correction by Hyperinflation
Comprehensive income (loss)
Gain on net investment hedge		87,929	(96,555)		(277,856)
Marketable securities at FVTOCI - changes in fair value	[2]
Unrealized gains (losses) in cash flow hedge
Actuarial gains (losses) on pension and post-employment plans
SUB-TOTAL COMPREHENSIVE INCOME (LOSS)		137,169	(483,097)		(485,590)
Employee benefits remeasurement - defined benefit
Capital increase through issuance of shares (note 22.1)
Expenses with public exchange offer of shares (note 22.1)
Dividends
Share-based payments
Acquisition of non-controlling interests	[3]
Acquisition of non-controlling interests				[4]
Marketable securities at FVTOCI - realized gain	[2]
Write-off of put option held by minority shareholders	[5]
BALANCES AT DECEMBER 31, 2022		(1,024,897)	(1,162,066)		(678,969)
Compensation of accumulated losses with capital reserve (note 22.3)
Reserve of gains and losses on remeasuring available-for-sale financial assets [member]
IfrsStatementLineItems [Line Items]
Income (loss) for the year
Other comprehensive income (loss), net of taxes
Gains on foreign currency translation of foreign operations
Attributable to
BALANCES AT DECEMBER 31, 2021			7,016		4,454
Monetary correction by Hyperinflation
Comprehensive income (loss)
Gain on net investment hedge
Marketable securities at FVTOCI - changes in fair value	[2]		26,030		2,562
Unrealized gains (losses) in cash flow hedge
Actuarial gains (losses) on pension and post-employment plans
SUB-TOTAL COMPREHENSIVE INCOME (LOSS)			26,030		2,562
Employee benefits remeasurement - defined benefit
Dividends
Share-based payments
Acquisition of non-controlling interests	[3]
Acquisition of non-controlling interests				[4]
Marketable securities at FVTOCI - realized gain	[2]		(33,046)
Write-off of put option held by minority shareholders	[5]
BALANCES AT DECEMBER 31, 2022					7,016
Reserve of cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Income (loss) for the year
Other comprehensive income (loss), net of taxes
Gains on foreign currency translation of foreign operations
Attributable to
BALANCES AT DECEMBER 31, 2021		(583,904)	(438,221)		(356,721)
Monetary correction by Hyperinflation
Comprehensive income (loss)
Gain on net investment hedge
Marketable securities at FVTOCI - changes in fair value	[2]
Unrealized gains (losses) in cash flow hedge		276,515	(145,683)		(81,500)
Actuarial gains (losses) on pension and post-employment plans
SUB-TOTAL COMPREHENSIVE INCOME (LOSS)		276,515	(145,683)		(81,500)
Employee benefits remeasurement - defined benefit
Capital increase through issuance of shares (note 22.1)
Expenses with public exchange offer of shares (note 22.1)
Dividends
Share-based payments
Acquisition of non-controlling interests	[3]
Acquisition of non-controlling interests				[4]
Marketable securities at FVTOCI - realized gain	[2]
Write-off of put option held by minority shareholders	[5]
BALANCES AT DECEMBER 31, 2022		(307,389)	(583,904)		(438,221)
Compensation of accumulated losses with capital reserve (note 22.3)
Reserve of remeasurements of defined benefit plans [member]
IfrsStatementLineItems [Line Items]
Income (loss) for the year
Other comprehensive income (loss), net of taxes
Gains on foreign currency translation of foreign operations
Attributable to
BALANCES AT DECEMBER 31, 2021		(66,756)	(188,627)		(176,823)
Monetary correction by Hyperinflation
Comprehensive income (loss)
Gain on net investment hedge
Marketable securities at FVTOCI - changes in fair value	[2]
Unrealized gains (losses) in cash flow hedge
Actuarial gains (losses) on pension and post-employment plans		61,293	131,168		7,589
SUB-TOTAL COMPREHENSIVE INCOME (LOSS)		61,293	131,168		7,589
Employee benefits remeasurement - defined benefit		(16,009)	(9,297)		(19,393)
Capital increase through issuance of shares (note 22.1)
Expenses with public exchange offer of shares (note 22.1)
Dividends
Share-based payments
Acquisition of non-controlling interests	[3]
Acquisition of non-controlling interests				[4]
Write-off of put option held by minority shareholders	[5]
BALANCES AT DECEMBER 31, 2022		(21,472)	(66,756)		(188,627)
Compensation of accumulated losses with capital reserve (note 22.3)
Retained earnings [member]
IfrsStatementLineItems [Line Items]
Income (loss) for the year		(3,166,403)	419,455		1,518,492
Other comprehensive income (loss), net of taxes
Gains on foreign currency translation of foreign operations
Attributable to
BALANCES AT DECEMBER 31, 2021		(2,132,230)	(2,594,028)		(4,131,913)
Monetary correction by Hyperinflation		216,193
Comprehensive income (loss)
Gain on net investment hedge
Marketable securities at FVTOCI - changes in fair value	[2]
Unrealized gains (losses) in cash flow hedge
Actuarial gains (losses) on pension and post-employment plans
SUB-TOTAL COMPREHENSIVE INCOME (LOSS)		(3,166,403)	419,455		1,518,492
Employee benefits remeasurement - defined benefit		16,009	9,297		19,393
Capital increase through issuance of shares (note 22.1)
Expenses with public exchange offer of shares (note 22.1)
Dividends
Share-based payments
Acquisition of non-controlling interests	[3]
Acquisition of non-controlling interests				[4]
Marketable securities at FVTOCI - realized gain	[2]		33,046
Write-off of put option held by minority shareholders	[5]
BALANCES AT DECEMBER 31, 2022		(2,363,073)	(2,132,230)		(2,594,028)
Compensation of accumulated losses with capital reserve (note 22.3)		2,703,358
Equity attributable to owners of parent [member]
IfrsStatementLineItems [Line Items]
Income (loss) for the year		(3,166,403)	419,455		1,518,492
Other comprehensive income (loss), net of taxes
Gains on foreign currency translation of foreign operations		49,240	(386,542)		(207,734)
Attributable to
BALANCES AT DECEMBER 31, 2021		8,462,532	8,585,784		7,760,695
Monetary correction by Hyperinflation		216,193
Comprehensive income (loss)
Gain on net investment hedge		87,929	(96,555)		(277,856)
Marketable securities at FVTOCI - changes in fair value	[2]		26,030		2,562
Unrealized gains (losses) in cash flow hedge		276,515	(145,683)		(81,500)
Actuarial gains (losses) on pension and post-employment plans		61,293	131,168		7,589
SUB-TOTAL COMPREHENSIVE INCOME (LOSS)		(2,691,426)	(52,127)		961,553
Employee benefits remeasurement - defined benefit
Capital increase through issuance of shares (note 22.1)		5,400,000
Expenses with public exchange offer of shares (note 22.1)		(124,556)
Dividends
Share-based payments		7,265	(12,110)		20,551
Acquisition of non-controlling interests	[3]				(50,945)
Acquisition of non-controlling interests			(79,673)	[4]	(106,070)
Marketable securities at FVTOCI - realized gain	[2]
Write-off of put option held by minority shareholders	[5]		20,658
BALANCES AT DECEMBER 31, 2022		11,270,008	8,462,532		8,585,784
Compensation of accumulated losses with capital reserve (note 22.3)
Non-controlling interests [member]
IfrsStatementLineItems [Line Items]
Income (loss) for the year		24,777	17,929		6,505
Other comprehensive income (loss), net of taxes
Gains on foreign currency translation of foreign operations		47,283	(16,933)		28,308
Attributable to
BALANCES AT DECEMBER 31, 2021		363,091	227,750		252,726
Monetary correction by Hyperinflation		135,260
Comprehensive income (loss)
Gain on net investment hedge
Marketable securities at FVTOCI - changes in fair value	[2]
Unrealized gains (losses) in cash flow hedge		(933)	(1,821)
Actuarial gains (losses) on pension and post-employment plans		(16,568)	(497)		(468)
SUB-TOTAL COMPREHENSIVE INCOME (LOSS)		54,559	(1,322)		34,345
Employee benefits remeasurement - defined benefit
Capital increase through issuance of shares (note 22.1)
Expenses with public exchange offer of shares (note 22.1)
Dividends		(49)	(80)		(4,458)
Share-based payments
Acquisition of non-controlling interests	[3]				(54,863)
Acquisition of non-controlling interests			(157,918)	[4]
Marketable securities at FVTOCI - realized gain	[2]
Write-off of put option held by minority shareholders	[5]		294,661
BALANCES AT DECEMBER 31, 2022		552,861	R$ 363,091		R$ 227,750
Compensation of accumulated losses with capital reserve (note 22.3)

[1]	FVTOCI: Fair Value Through Other Comprehensive Income.
[2]	FVTOCI: Fair Value Through Other Comprehensive Income.
[3]	Acquisition of remaining participation in the subsidiary Al-Wafi (note 1.1. of Consolidated Financial Statements as of December 31, 2020).
[4]	Acquisition of remaining participation in the subsidiary BRF Kuwait WLL (note 1.1.1. of Consolidated Financial Statements as of December 31, 2021).
[5]	Recognition in Other Equity Transactions of the difference between the amount of the put option liability held by non-controlling interests and the book value of the non-controlling interest in TBQ Foods GmbH in the amount of R$20,658, and recognition of the Non-controlling Interest on the net assets of TBQ Foods GmbH in the amount of R$294,661, (note 1.1.3. of Consolidated Financial Statements as of December 31, 2021).